Fair Value of Assets and Liabilities	12 Months Ended
Dec. 31, 2025
Fair Value of Assets and Liabilities [Abstract]
Fair value of assets and liabilities
23.	Fair value of assets and liabilities

Fair value measurement

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 — Quoted prices (unadjusted) in active market for identical assets or liabilities that the Company can access at the measurement date

●	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, and

●	Level 3 — Unobservable inputs for the asset or liability.

Fair value of financial instruments carried at fair value

The following table shows an analysis of each class of assets measured at fair value at the reporting date:

	Fair value measurement at the reporting date using
	Quoted prices in active markets for identical instruments	Significant observant inputs other than quoted prices	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total	Total
	HK$	HK$	HK$	HK$	US$
December 31, 2025
Financial assets:
Contingent consideration	—	—	8,704,606	8,704,606	1,118,370

December 31, 2024
Financial liabilities:
Convertible promissory notes - derivative	—	—	6,756,516	6,756,516	868,079

The Company has no financial instruments under Level 1 and Level 2 in both financial years.

The fair value of the contingent consideration as at December 31, 2025 was estimated by calculating the present value of the future expected payoff. The estimates are based on a discount rate of 14.53% and assumed probability-adjusted payoff of between HK$1,476,000 and HK$2,011,000.

The fair value of the embedded derivative liability is determined by Monte Carlo simulation model, where the exercise price based on the share price of the Company over the lives of the convertible notes are stochastic variables. Management estimated the volatility rate and risk-free rate input in the Monte Carlo simulation model as of December 31, 2024 to be 49.04% and 4.17% respectively.

Assets and liabilities not measured at fair value

Cash and bank balances, other receivables and other payables

The carrying amount of these balances approximate their fair value due to the short-term nature of these balances.

Trade receivables and trade payables

The carrying amount of these receivables and payables approximate their fair value as they are subject to normal trade credit terms.

Lease liabilities, bank borrowings and convertible promissory notes

The carrying amount of these balances approximate their fair value as they are subject to interest rates close to market rate of interest for similar arrangements with financial institutions.